Consolidated Statement of Income Parentheticals (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Consolidated Statement of Income (Unaudited)
Total other-than-temporary impairment losses	$ (1)	$ (28)
Other-than-temporary impairment, credit losses recognized in net realized investment gains (losses)	(2)	(18)
Unrealized gains (losses) from other changes in total other-than-temporary impairments recognized in other comprehensive income as part of changes in net unrealized gains on investment securities having credit losses recognized in the consolidated statement of income	$ 1	$ (10)